STATEMENT OF CASH FLOWS - USD ($)	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash flow from operating activities:
Net income	$ 5,600,271	$ 2,992,171
Adjustments to reconcile net income to net cash used in operating activities:
Offering costs allocated to warrant liabilities	625,059
Realized and unrealized gain	(3,691)	(779,706)
Change in fair value of warrant liability	(6,391,703)	(4,243,893)
Changes in operating assets and liabilities:
Prepaid expense	(144,000)	83,061
Accrued expense	16,132	1,159,114
Franchise tax payable		(114,008)
Income tax payable		106,724
Net cash used in operating activities	(297,932)	(796,537)
Cash flow from investing activities:
Investment of cash held in Trust Account	(117,300,000)	(2,300,000)
Interest withdraw from Trust Account		266,809
Net cash used by investing activities	(117,300,000)	(2,033,191)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock	25,000
Proceeds from sale of Units, net of underwriting discount paid	112,700,000
Proceeds from sale of Private units	5,852,750
Payment of offering costs	(446,112)
Proceeds from promissory note		300,000
Amount due to related parties		11,500
Proceeds from extension loans		2,300,000
Net cash provided by financing activities	118,131,638	2,611,500
Net change in cash	533,706	(218,228)
Cash at the beginning of the period	0	453,151
Cash at the end of the period	533,706	234,923
Supplemental disclosure of non-cash financing activities:
Initial classification of Class A common stock subject to possible redemption	117,300,000
Change in value of common stock subject to possible redemption		$ 2,833,869
Deferred underwriting fee payable	4,025,000
Initial Classification of Warrant Liability	$ 11,176,949